INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Income tax expenses – current	R$ (4,531.0)	R$ (2,077.9)	R$ (1,718.9)
Deferred tax expenses on temporary differences	424.2	279.8	1,012.6
Deferred taxes on tax loss carryforward movements in the current period	(533.6)	1,722.6	1,361.9
Total deferred tax (expenses)/income	(109.4)	2,002.4	2,374.5
Total income tax expenses	R$ (4,640.4)	R$ (75.5)	R$ 655.6